Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	R$ (9,151,371)	R$ (2,380,456)	R$ (722,367)
Result reconciliation items
Depreciation and amortization	2,563,982	2,404,223	2,094,448
Gain (loss) from impairment of assets	(143,790)	(245,636)	(1,102,791)
Derivative financial results, net	(317,729)	238,458	(958,005)
Share-based payment	43,455	71,643	(18,250)
Foreign currency exchange, net	7,736,026	(1,616,363)	(1,464,235)
Financial result	5,018,405	5,313,867	3,968,455
Tax transaction	(252,968)	0	0
Provisions, net	(145,985)	(160,957)	438,375
Disposal of prepaid expenses	(855,441)	269,486	208,923
Result from modification of lease and provision	(221,391)	(204,017)	(93,113)
Result on disposal or sale, of fixed assets, right of use, intangible assets and inventories	143,417	297,349	147,311
Deferred tax (income) and social contribution	(39,526)	39,526	0
Sale and leaseback	(91,613)	6,356	(33,155)
Reconciled result	4,285,471	4,033,479	2,465,596
Changes in operating assets and liabilities
Accounts receivable	(292,029)	876,955	(1,107,114)
Aircraft sublease	0	19,485	68,393
Inventories	(159,409)	(153,502)	(159,486)
Deposits	(455,229)	(453,090)	(606,219)
Taxes recoverable	(20,284)	16,312	(122,338)
Derivative financial results, net	(101,767)	(137,998)	477,581
Advances to Suppliers, net	(2,329,767)	(2,888,463)	(629,450)
Other assets	(575,798)	(128,116)	(186,128)
Accounts payable	3,185,301	2,795,585	2,274,014
Airport taxes and fees	79,824	227,996	356,067
Air traffic liability and loyalty program	1,409,877	1,134,387	963,680
Salaries and benefits	128,555	13,151	113,828
Taxes payable	77,881	(26,793)	7,131
Provisions of changes in operating assets and liabilities	(423,132)	(237,456)	(179,391)
Other liabilities	50,679	72,589	(129,019)
Total changes in operating assets and liabilities	574,702	1,131,042	1,141,549
Interest paid	(2,073,149)	(1,724,830)	(1,169,830)
Net cash provided (used) by operating activities	2,787,024	3,439,691	2,437,315
Cash flows from investing activities
Purchase of short term investments	(107,424)	0	(10,422)
Proceeds from sales of short term investments	6,205	0	11,939
Restricted cash	0	6,145	0
Payment for acquisition of subsidiary	0	0	(30,317)
Cash received on sale of property and equipment	0	0	518,739
Proceeds from sale and leaseback	29,346	91,688	321,266
Purchase of Intangible	(234,936)	(168,971)	(198,525)
Purchase of property and equipment	(681,329)	(464,354)	(624,239)
Capitalized maintenance	(577,517)	(338,990)	(628,293)
Net cash used by investing activities	(1,565,655)	(874,482)	(639,852)
Loans and financing
Proceeds	3,209,990	4,733,292	200,000
Repayment	(1,723,166)	(1,907,123)	(819,182)
Reverse factoring	(496,286)	(831,477)	(818,274)
Repayment of Lease	(2,803,166)	(2,353,262)	(2,772,581)
Payment of convertible debt instruments	0	(542,496)	0
Costs	(104,903)	(486,658)	(12,633)
Advances for future capital increase	18	789	61
Capital increase	0	819	22,945
Treasury shares	(2,596)	(6,826)	(3,923)
Net cash provided (used) by financing activities	(1,920,109)	(1,392,942)	(4,203,587)
Exchange rate changes on cash and cash equivalents	11,413	56,721	673
Increase (decrease) in cash and cash equivalents	(687,327)	1,228,988	(2,405,451)
Cash and cash equivalents at the beginning of the year	1,897,336	668,348	3,073,799
Cash and cash equivalents at the end of the year	R$ 1,210,009	R$ 1,897,336	R$ 668,348